March 4, 2025

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Russell Investment Company

File Nos. 002-71299 and 811-03153

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned hereby certifies on behalf of Russell Investment Company (the “Trust”) that the forms of Prospectuses and Statements of Additional Information included in Post-Effective Amendment No. 270 to the Trust’s Registration Statement on Form N-1A (“PEA 270”) that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 270. I hereby further certify that PEA 270 was filed electronically with the Commission on February 28, 2025 pursuant to Rule 485(b) under the Securities Act.

No fees are required in connection with this filing. Please call me at (617) 728-7133 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Jennifer O’Brien
Jennifer O’Brien

cc:	John V. O’Hanlon, Esq.

Mary Beth Rhoden Albaneze, Esq.